Six Circles Credit Opportunities Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Six Circles Credit Opportunities Fund | Six Circles Credit Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	9.33%	8.65%	9.56%	(10.02%)	3.42%